OPERATING EXPENSES	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Expenses [Abstract]
OPERATING EXPENSES [Text Block]

20. OPERATING EXPENSES

	2020	2019
Office expenses	$1,174	$1,286
Travel and entertainment	721	2,345
Professional fees	3,536	3,105
Insurance, bank fees and governance	1,293	1,258
Operating expenses	$6,724	$7,994